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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /    (a)
                                    -- -- --
             or fiscal year ending: 12/31/08  (b)

Is this a transition report? (Y or N):                                        N
                                                                             ---

Is this an amendment to a previous filing? (Y or N):                          N
                                                                             ---

Those items or sub-items with a box "[_]" after the item number

1.   A)  Registrant Name:   PHL Variable Accumulation Account II
     B)  File Number:       811-22146
     C)  Telephone Number:

2.   A)  Street: One American Row
     B)  City: Hartford
     C)  State: CT
     D)  Zip Code: 06103    Zip Ext.:2899
     E)  Foreign Country:   Foreign Postal Code:

3.   Is this the first filing on this form by the Registrant?(Y or N)         Y
                                                                             ---

4.   Is this the last filing on this form by the Registrant? (Y or N)         N
                                                                             ---

5.   Is Registrant a small business investment company (SBIC)? (Y or N)       N
                                                                             ---

     (If answer is "Y" (Yes), complete only items 89 through 110.)

6.   Is Registrant a unit investment trust (UIT)? (Y or N)                    Y
                                                                             ---
     (If answer is "Y" (Yes), complete only items 111 through 132.)

111. A. [_] Depositor Name: PHL Variable Insurance Company
     B. [_] File Number (If any):
                                  ----------
     C. [_] City: Hartford  State: CT     Zip Code: 06115     Zip Ext.:
        [_] Foreign Country:              Foreign Postal Code:

112. A. [_] Sponsor Name:
     B. [_] File Number (If any):
     C. [_] City:           State:        Zip Code:           Zip Ext.:
        [_] Foreign Country:              Foreign Postal Code:

113. A. [_] Trustee Name:
     B. [_] File Number (If any):
     C. [_] City:            State:        Zip Code:           Zip Ext.:
        [_] Foreign Country:               Foreign Postal Code:

114. A. [_] Principal Underwriter Name: Phoenix Equity Planning Corp.
     B. [_] File Number (If any): 8-45491
     C. [_] City Hartford    State: CT     Zip Code: 06115     Zip Ext.: 0480
        [_] Foreign Country:   Foreign Postal Code:

115. A. [_] Independent Public Account Name: BDO Seidman, LLP
     B. [_] City: New York   State: NY     Zip Code: 10017     Zip Ext.:
        [_] Foreign Country:               Foreign Postal Code:

116. Family of investment companies information:

     A. [_] Is Registrant part of a family of investment companies?           Y
                                                                             ---
                                                                             Y/N

     B. [_] Identify the family in 10 letters: PHOENIX - IP

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117  A. [_] Is Registrant a separate account of an insurance company?         Y
                                                                             ---
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [_] Variable annuity contracts? (Y/N)                                 Y
                                                                             ---
                                                                             Y/N

     C. [_] Scheduled premium variable life contracts?                        N
                                                                             ---
                                                                             Y/N

     D. [_] Flexible premium variable life contracts?                         N
                                                                             ---
                                                                             Y/N

     E. [_] Other types of insurance products registered under the
Securities Act of 1933?                                                       N
                                                                             ---
                                                                             Y/N

118. [_] State the number of series existing at the end of
the period that had securities registered under the
Securities Act of 1933.                                                      84
                                                                            ----

119. [_] State the number of new series for which
registration statements under the Securities Act of 1933
became effective during the period.                                           0
                                                                             ---

120. [_] State the total value of portfolio securities on
the date of deposit for the new series included in item 119
($000's omitted)                                                              $0
                                                                              --

121. [_] State the number of series for which a current
prospectus was in existence at the end of the period.                         84
                                                                             ---

122. [_] State the number of existing series for which
additional units were registered under the Securities Act
of 1933 during the current period.
                                                                             ---

123. [_] State the total value of additional units
considered in answering item 119 ($000's omitted).                          $
                                                                            ----

124. [_] State the total value of units of prior series
that were placed in the portfolios of subsequent series
during the current period (the value of these units is to
be measured on the date they were placed in the subsequent
series) ($000's omitted)                                                    $
                                                                            ----

125. [_] State the total dollar amount of sales loads
collected (before allowances to other brokers or dealers)
by Registrant's principal underwriter and any underwriter
which is an affiliated person of the principal underwriter
during the current period solely from the sale of units of
all series of Registrant ($000's omitted)                                   $
                                                                            ----

126. Of the amount shown in item 125, state the total
dollar amount of sales loads collected from secondary
market operations in Registrant's units (include the sales
loads, if any, collected on units of a prior series placed
in the portfolio of a subsequent series.) ($000's omitted)                  $
                                                                            ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of   Total Assets     Total Income
                                   Series       ($000's      Distributions
                                 Investing     omitted)     ($000'somitted)
                                 ---------   ------------   ---------------
A.   U.S. Treasury direct

B.   U.S. Government

C.   State or municipal tax-

D.   Public utility

E.   Brokers or dealers debt or debt of
     brokers' or dealers'

F.   All other corporate intermed. & long-term debt

G.   All other corporate short-term

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers

I.   Investment company equity securities

J.   All other equity securities    84          $6,891           $107

K.   Other securities

L.   Total assets of all series of registrant

128. [_] Is the timely payment of principal and interest on
any of the portfolio securities held by any of Registrant's
series at the end of the current period insured or
guaranteed by an entity other than the issuer?                                N
                                                                             ---
                                                                             Y/N
         (If answer is "N" (No), go to item 131.)

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period?                        (Y/N)

         (If answer is "N" (No), go to item 131.)

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees?                    (Y/N)

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                               $5
                                                                           -----

132 [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-          811-          811-
         -----------   -----------   -----------   ------------

         811-          811-          811-          811-
         -----------   -----------   -----------   ------------

         811-          811-          811-          811-
         -----------   -----------   -----------   ------------

[LETTERHEAD] Phoenix Life Insurance Company

[LOGO] PHOENIX


SIGNATURE PAGE

This report is signed on behalf of the registrant in the City of Hartford and State of Connecticut on the March 4th 2009.

                 PHL VARIABLE ACCUMULATION ACCOUNT II
               ----------------------------------------
                              Registrant


Witness /s/ Mary K. Johnson
        -----------------------------------
        Counsel, Phoenix Life Insurance Co.


By: /s/ Kathleen A. McGah
    --------------------------------------
    Vice President and Assistant Secretary
    PHL Variable Insurance Co.